Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments - trading bond funds	$ 681	$ 703
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments - trading bond funds	$ 681	$ 703